Commitments and Contingencies	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies.
Commitments and Contingencies

5.Commitments and Contingencies

a)

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. The Company accrues for the cost of environmental and other liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. The Company’s vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the P&I Association in which the Company’s vessels are entered. The Company’s vessels are subject to calls payable to their P&I Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the Board of Directors of the P&I Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year. Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. The Company is not aware of any supplemental calls outstanding in respect of any policy year.

b)

As at June 30, 2022, two of the Company’s vessels were fixed under time charter agreements, considered as operating leases accounted for as per ASC 842 requirements, while one vessel was not chartered. The minimum contractual gross charter revenues expected to be generated from fixed and non-cancelable time charter contracts existing as at June 30, 2022 and until their expiration falling within 2022 is estimated at $5,058.

c)

As discussed in Notes 3 and 4, in June 13, 2022, the Company entered into a memorandum of agreement, to acquire from DSI the Capesize vessel Baltimore. As at June 30, 2022, the remaining balance to be paid under the contract was $17,600 and was settled in September 21, 2022, upon vessel’s delivery to the new owners through the Company’s newly issued Series D preferred stock (Note 9(d)).

5. Commitments and Contingencies

a)Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. The Company accrues for the cost of environmental and other liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. The Company’s vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the P&I Association in which the Company’s vessels are entered. The Company’s vessels are subject to calls payable to their P&I Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the Board of Directors of the P&I Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year. Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. The Company is not aware of any supplemental calls outstanding in respect of any policy year.

b)As at December 31, 2021, all of the Company’s vessels were fixed under time charter agreements, considered as operating leases accounted for as per ASC 842 requirements. The minimum contractual gross charter revenues expected to be generated from fixed and non-cancelable time charter contracts existing as at December 31, 2021 and until their expiration falling within 2022 is estimated at $2,657.